LOAN AND CREDIT LINES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 22, 2018	Feb. 28, 2018	Dec. 31, 2016	Dec. 31, 2017
Debt Instrument [Line Items]
Credit facility for loans				$ 10,000
Line of credit outstanding amount				50
Increase allowed discounting activities of LC receivables			$ 94,000
Increase of credit facility for bank guarantees			$ 20,000	$ 50,200
Expiration date				Jun. 30, 2020
Allowed factoring amount				$ 20,000
Customer One [Member]
Debt Instrument [Line Items]
Allowed factoring amount				94,000
Customer Two [Member]
Debt Instrument [Line Items]
Allowed factoring amount				$ 10,000
Minimum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread				3.00%
Maximum [Member] | Libor [Member]
Debt Instrument [Line Items]
Libor spread				3.50%
Subsequent Event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	$ 85,200	$ 65,200
Credit facility for loans	40,000
Increase in borrowing capacity	20,000	$ 15,000
Subsequent Event [Member] | Customer One [Member]
Debt Instrument [Line Items]
Allowed factoring amount	$ 50,000